Investments in Associates (Tables)	6 Months Ended
Jun. 30, 2020
Investments in Associates [Abstract]
Schedule of investments in associated companies equity method
	Country of	Ownership
	incorporation	2020	2019

Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Schedule of movement on investments in associates
	30 June 2020	31 December 2019
	USD	USD

Opening balance	13,061,674	13,437,778
Share of associated companies' financial results	253	(6,393)
Investment properties fair value adjustment	(689,246)	(495,736)
Reversal of (provision) for contingent liabilities	250,000	126,025
Share of profit or loss from associates	(438,993)	(376,104)
	12,622,681	13,061,674

Schedule of financial statements to the change in the price used for the valuation of the investment properties
	%	Impact on statement of income for the increase in price per square meter	Impact on statement of income for the decrease in price per square meter
		USD	USD

30 June 2020	+/- 20	2,756,984	(2,756,984)
30 June 2019	+/- 20	3,609,638	(3,609,638)